Mining interests - Schedule of property, plant and equipment (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Mining Interests
Beginning balance		$ 1,787.9
Ending balance	$ 1,787.9	1,863.9	$ 1,787.9
Proceeds from sale of Blackwater stream	300.0		300.0	[1]
Gain on disposal of Blackwater stream	147.3	0.0	147.3
New Afton
Mining Interests
Beginning balance		818.6
Ending balance	818.6	922.4	818.6
Rainy River
Mining Interests
Beginning balance		966.7
Ending balance	966.7	939.3	966.7
Gross carrying amount
Mining Interests
Beginning balance		3,487.3	3,325.9
Additions		283.5	319.3
Disposals		(7.2)	(7.9)
Transfers		0.0	0.0
Disposal of Blackwater stream			(150.0)
Ending balance	3,487.3	3,763.6	3,487.3
Accumulated depreciation and amortisation
Mining Interests
Beginning balance		(1,699.4)	(1,497.6)
Disposals		4.3	5.5
Depreciation for the period		204.6	207.3
Ending balance	(1,699.4)	(1,899.7)	(1,699.4)
Depletable
Mining Interests
Beginning balance		740.2
Ending balance	740.2	797.4	740.2
Depletable | New Afton
Mining Interests
Beginning balance		396.5
Ending balance	396.5	402.8	396.5
Depletable | Rainy River
Mining Interests
Beginning balance		343.7
Ending balance	343.7	394.6	343.7
Depletable | Gross carrying amount
Mining Interests
Beginning balance		1,745.9	1,569.4
Additions		81.7	113.2
Disposals		(0.2)	(0.3)
Transfers		78.9	63.6
Disposal of Blackwater stream			0.0
Ending balance	1,745.9	1,906.3	1,745.9
Depletable | Accumulated depreciation and amortisation
Mining Interests
Beginning balance		(1,005.7)	(909.1)
Disposals		0.1	0.1
Depreciation for the period		103.3	96.7
Ending balance	(1,005.7)	(1,108.9)	(1,005.7)
Non- depletable
Mining Interests
Beginning balance		261.0
Ending balance	261.0	237.9	261.0
Non- depletable | New Afton
Mining Interests
Beginning balance		224.0
Ending balance	224.0	230.9	224.0
Non- depletable | Rainy River
Mining Interests
Beginning balance		35.9
Ending balance	35.9	5.9	35.9
Non- depletable | Gross carrying amount
Mining Interests
Beginning balance		261.0	300.4
Additions		109.3	110.6
Disposals		0.0	0.0
Transfers		(132.4)	0.0
Disposal of Blackwater stream			(150.0)
Ending balance	261.0	237.9	261.0
Non- depletable | Gross carrying amount | New Afton
Mining Interests
Transfers		(84.8)
Non- depletable | Gross carrying amount | Rainy River
Mining Interests
Transfers		(47.6)
Non- depletable | Accumulated depreciation and amortisation
Mining Interests
Beginning balance		0.0	0.0
Disposals		0.0	0.0
Depreciation for the period		0.0	0.0
Ending balance	0.0	0.0	0.0
Plant & equipment
Mining Interests
Beginning balance		668.6
Ending balance	668.6	739.5	668.6
Plant & equipment | New Afton
Mining Interests
Beginning balance		154.0
Ending balance	154.0	271.5	154.0
Plant & equipment | Rainy River
Mining Interests
Beginning balance		513.1
Ending balance	513.1	466.9	513.1
Plant & equipment | Gross carrying amount
Mining Interests
Beginning balance		1,362.3	1,299.1
Additions		44.1	36.5
Disposals		(7.0)	(7.6)
Transfers		130.9	34.3
Disposal of Blackwater stream			0.0
Ending balance	1,362.3	1,530.3	1,362.3
Plant & equipment | Accumulated depreciation and amortisation
Mining Interests
Beginning balance		(693.7)	(588.5)
Disposals		4.2	5.4
Depreciation for the period		101.3	110.6
Ending balance	(693.7)	(790.8)	(693.7)
Construction in progress
Mining Interests
Beginning balance		118.1
Ending balance	118.1	89.1	118.1
Construction in progress | New Afton
Mining Interests
Beginning balance		44.1
Ending balance	44.1	17.2	44.1
Construction in progress | Rainy River
Mining Interests
Beginning balance		74.0
Ending balance	74.0	71.9	74.0
Construction in progress | Gross carrying amount
Mining Interests
Beginning balance		118.1	157.0
Additions		48.4	59.0
Disposals		0.0	0.0
Transfers		(77.4)	(97.9)
Disposal of Blackwater stream			0.0
Ending balance	118.1	89.1	118.1
Construction in progress | Accumulated depreciation and amortisation
Mining Interests
Beginning balance		0.0	0.0
Disposals		0.0	0.0
Depreciation for the period		0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0

[1]	In 2021 the Company disposed of the Blackwater gold stream for $300.0 million. Blackwater stream transaction costs of $2.6 million were paid in 2022.